GAIN FROM DISPOSAL OF COMPONENTS	12 Months Ended
Feb. 28, 2017
Gain From Disposal of Components [Abstract]
Gain From Disposal of Components Disclosure [Text Block]
15.	GAIN FROM DISPOSAL OF COMPONENTS

As disclosed in Note 14(a)(5), the Group aggregately acquired 30% equity interest in Changing in fiscal year 2016 through the following two investment agreements:

1)	In April 2015, the Group purchased Series B+ convertible redeemable preferred shares with total cash consideration of $6,315,790.

2)
In August 2015, the Group purchased Series C convertible redeemable preferred shares at $1.6922 per share. In the meantime, several third party investors purchased Series C convertible redeemable preferred shares at the same price. In exchange for this equity interest, the Group paid consideration which consisted of $30,000,000 in cash and the transfer of the Group's  Guangzhou Tutoring. A gain of $50,000,000 from the disposal of the Guangzhou Tutoring was recognized during the year ended February 29, 2016.

In addition, a gain of $377,126 and $nil was recognized from disposal of another business component during the years ended February 29, 2016 and February 28, 2017, respectively.